31. Net Operating Revenue (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfLeaseAndRentalRevenueLineItems [Line Items]
Lease and rental revenue	R$ 132,682	R$ 109,230	R$ 103,793
Equipment and framework
DisclosureOfLeaseAndRentalRevenueLineItems [Line Items]
Lease and rental revenue	131,409	106,790	103,490
Facilities sharing
DisclosureOfLeaseAndRentalRevenueLineItems [Line Items]
Lease and rental revenue	1,003	2,159	248
Real estate
DisclosureOfLeaseAndRentalRevenueLineItems [Line Items]
Lease and rental revenue	R$ 270	R$ 281	R$ 55